Trade and Other Receivables	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Trade and Other Receivables
7.	Trade and other receivables

	December 31,
	2020	2019
	$	$
Trade accounts receivable (net of expected credit losses of $55 (2019 - $55))	1,190	210
Value added tax	468	254
Other receivables	23	194
	1,681	658

See note 25 - Financial instruments and financial risk management for discussion of credit losses.